Shareholders of Global Blue Group Holding AG (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Shareholders of Global Blue Group AG [Abstract]
Disclosure of detailed information about shareholding composition
Number of shares authorized and issued

	As of March 31
	2021			2020	2019
	Ordinary shares	Preference shares	Total	Ordinary shares	Ordinary shares
Number of shares (authorized and issued)	187,534,962	23,717,989	211,252,951	40,000,000	40,000,000
Total number of shares	187,534,962	23,717,989	211,252,951	40,000,000	40,000,000

	As of March 31
	2021			2020	2019
	Ordinary shares	Preference shares	Total	Ordinary shares	Ordinary shares
Opening balance as of April 1	40,000,000	—	40,000,000	40,000,000	40,000,000
Effects of the capital reorganization on Aug 28, 2020	127,824,796	23,717,989	151,542,785	—	—
Issuance of share capital Global Blue Group Holding A.G. November 2020	5,929,477	—	5,929,477	—	—
Conversion of preference shares into ordinary shares	—	(5,929,477)	(5,929,477)	—	—
Assign the preference shares to ListCo.	—	5,929,477	5,929,477	—	—
Issuance of share capital Global Blue Group Holding A.G. February 2021	7,000,000	—	7,000,000	—	—
Issuance of share capital Global Blue Group Holding A.G. March 2021	6,666,665	—	6,666,665	—	—
Exercises of warrants	114,024	—	114,024	—	—
Closing balance as of March 31	187,534,962	23,717,989	211,252,951	40,000,000	40,000,000
Issued share capital and share premium

(EUR thousand)	As of March 31
Issued share capital and share premium	2021			2020	2019
	Ordinary shares	Preference shares	Total	Ordinary shares	Ordinary shares
Opening balance as of April 1	392,197	—	392,197	392,197	392,197
Effects of the capital reorganization	801,569	113,283	914,852	—	—
Issue of share capital	439	37	476	—	—
Share premium contribution	293,778	33,208	326,986	—	—
Conversion of preference shares into ordinary shares	50,100	(50,100)	—	—	—
Acquisition of treasury shares	(8,877)	(1,246)	(10,123)	—	—
Exercises of warrants	1,140	—	1,140	—	—
Closing balance as of March 31	1,530,346	95,182	1,625,528	392,197	392,197

	Shareholders of Global Blue Group Holding AG					Shareholders of Global Blue Group Holding AG	Shareholders of Global Blue Group Holding AG
	as of March 31, 2021					as of March 31, 2020	as of March 31, 2019
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants	Ordinary shares	Ordinary shares
Global Blue Holding LP	—	—	—	—		40,000,000	40,000,000
Silver Lake and Affiliates (1)	98,017,072	11,970,487	109,987,559	55.5%	6,548,415	—	—
Partners Group and Affiliates (2)	40,442,783	4,939,137	45,381,920	22.9%	2,701,935	—	—
Ant Group	12,500,000	—	12,500,000	6.3%	—	—	—
Tom Farley	3,723,363	—	3,723,363	1.9%	—	—	—
Management	4,297,259	774,753	5,072,012	2.6%	—	—	—
EBT	1,086,280	104,135	1,190,415	0.6%	516,317	—	—
GB Directors, Executive Management & Other Employees	9,106,902	878,888	9,985,790	5.0%	516,317	—	—
Other Shareholders	20,468,205	—	20,468,205	10.3%	20,969,283	—	—
Total excl. GB Group	180,534,962	17,788,512	198,323,474	100.0%	30,735,950	40,000,000	40,000,000
GB Group	7,000,000	5,929,477	12,929,477		—	—	—
Total incl. GB Group	187,534,962	23,717,989	211,252,951		30,735,950	40,000,000	40,000,000

(1) - Corresponds to SL Globetrotter L.P.
(2) - Corresponds to Global Blue Holding LP (which is controlled by Silver Lake) and shares directly held by Partners Group
(3) - Excludes GB Group